Supplement to the
Fidelity® Advisor
Asset Allocation Fund
Class A, Class T,
Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Asset Allocation Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 14 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AAL-04-02 April 19, 2004
1.742446.108

Supplement to the
Fidelity® Advisor
Asset Allocation Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Asset Allocation Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

AALI-04-01 April 19, 2004
1.742447.106

Supplement to the
Fidelity® Advisor
Dividend Growth Fund Class A, Class T, Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Dividend Growth Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

ADGF-04-02 April 19, 2004
1.756194.108

Supplement to the
Fidelity® Advisor Dividend Growth Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Dividend Growth Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

ADGFI-04-01 April 19, 2004
1.756195.105

Supplement to the
Fidelity® Advisor Equity Value Fund
Class A, Class T, Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Equity Value Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AEV-04-02 April 19, 2004
1.760401.106

Supplement to the
Fidelity® Advisor Equity Value Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Equity Value Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

AEVI-04-01 April 19, 2004
1.760402.104

Supplement to the
Fidelity® Advisor Fifty Fund
Class A, Class T, Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Fifty Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AFIF-04-02 April 19, 2004
1.749940.110

Supplement to the
Fidelity® Advisor Fifty Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Fifty Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

AFIFI-04-01 April 19, 2004
1.749941.108

Supplement to the
Fidelity® Advisor
Growth & Income Fund
Class A, Class T, Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Growth & Income Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AGAI-04-02 April 19, 2004
1.737468.110

Supplement to the
Fidelity® Advisor Growth & Income Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Growth & Income Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

AGAII-04-01 April 19, 2004
1.741968.107

Supplement to the
Fidelity® Advisor Balanced Fund
Class A, Class T, Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Balanced Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AIG-04-02 April 19, 2004
1.744347.110

Supplement to the
Fidelity® Advisor Balanced Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Balanced Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

AIGI-04-01 April 19, 2004
1.744350.108

Supplement to the
Fidelity® Advisor
Leveraged Company Stock Fund
Class A, Class T, Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Leveraged Company Stock Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 15 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

ALSF-04-02 April 19, 2004
1.756220.109

Supplement to the
Fidelity® Advisor
Leveraged Company Stock Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Leveraged Company Stock Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

ALSFI-04-01 April 19, 2004
1.756219.107

Supplement to the
Fidelity® Advisor
Dynamic Capital Appreciation Fund
Class A, Class T, Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Dynamic Capital Appreciation Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

ARG-04-02 April 19, 2004
1.740924.112

Supplement to the
Fidelity® Advisor Dynamic Capital Appreciation Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Dynamic Capital Appreciation Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

ARGI-04-01 April 19, 2004
1.740925.110

Supplement to the
Fidelity® Advisor Small Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Small Cap Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

ASCF-04-02 April 19, 2004
1.708463.111

Supplement to the
Fidelity® Advisor Small Cap Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Small Cap Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

ASCFI-04-01 April 19, 2004
1.708464.109

Supplement to the
Fidelity® Advisor Strategic Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Strategic Growth Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

ATQG-04-02 April 19, 2004
1.756215.109

Supplement to the
Fidelity® Advisor Strategic Growth Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Strategic Growth Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

ATQGI-04-01 April 19, 2004
1.756214.108

Supplement to the
Fidelity® Advisor Equity Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Equity Growth Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

EPG-04-02 April 19, 2004
1.756213.107

Supplement to the
Fidelity® Advisor Equity Growth Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Equity Growth Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

EPGI-04-01 April 19, 2004
1.756212.105

Supplement to the
Fidelity® Advisor Equity Income Fund
Class A, Class T, Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Equity Income Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

EPI-04-02 April 19, 2004
1.756211.107

Supplement to the
Fidelity® Advisor Equity Income Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Equity Income Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

EPII-04-01 April 19, 2004
1.756210.106

Supplement to the
Fidelity® Advisor
Growth Opportunities Fund
Class A, Class T, Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Growth Opportunities Fund will be held to vote on various proposals. Share-holders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

GO-04-02 April 19, 2004
1.756209.107

Supplement to the
Fidelity® Advisor
Growth Opportunities Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Growth Opportunities Fund will be held to vote on various proposals. Share-holders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

GOI-04-01 April 19, 2004
1.756208.105

Supplement to the
Fidelity® Advisor Large Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Large Cap Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

LC-04-02 April 19, 2004
1.749194.108

Supplement to the
Fidelity® Advisor Large Cap Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Large Cap Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

LCI-04-01 April 19, 2004
1.756205.105

Supplement to the
Fidelity® Advisor Mid Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Mid Cap Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

MC-04-02 April 19, 2004
1.756202.109

Supplement to the
Fidelity® Advisor Mid Cap Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Mid Cap Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

MCI-04-01 April 19, 2004
1.756201.106

Supplement to the
Fidelity® Advisor Value Strategies Fund
Class A, Class T, Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Advisor Value Strategies Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

SO-04-02 April 19, 2004
1.751427.108

Supplement to the
Fidelity® Advisor Value Strategies Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or aboutJune 16, 2004, a meeting of the shareholders of Fidelity® Advisor Value Strategies Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity a 1-877-208-0098, to request a free copy of the proxy statement.

ISO-04-01 April 19, 2004
1.751426.106

Supplement to the
Fidelity® Value Strategies Fund
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity® Value Strategies Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

SOI-04-01 April 19, 2004
1.708013.115